Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000027968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 20,767	$ 20,767	$ 20,767	$ 18,201	$ 16,731	$ 17,797	$ 13,069	$ 12,572	$ 12,781	$ 11,504	$ 9,596	$ 8,940	$ 9,425
Average Annual Return, Percent	7.52%	9.25%	7.58%
C000027968 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	14.09%	10.56%	8.22%
C000027970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 20,443	$ 20,443	$ 20,443	18,048	16,726	17,931	13,269	12,855	13,170	11,942	10,037	9,414	10,000
Average Annual Return, Percent	12.27%	9.72%	7.41%
C000027970 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	13.27%	9.72%	7.41%
C000199250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 11,121,400	$ 11,121,400	$ 11,121,400	9,714,619	8,892,152	9,440,784	6,932,913	6,669,088	6,779,859	6,102,451	5,090,673	4,742,235	5,000,000
Average Annual Return, Percent	14.48%	10.77%	8.32%
C000041565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 21,316	$ 21,316	$ 21,316	18,753	17,308	18,496	13,636	13,169	13,429	12,124	10,143	9,468	10,000
Average Annual Return, Percent	13.67%	10.11%	7.86%
C000027971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,389,397	$ 11,389,397	$ 11,389,397	9,941,559	9,106,333	9,654,415	7,063,890	6,776,685	6,868,275	6,164,162	5,128,342	4,757,287	5,000,000
Average Annual Return, Percent	14.56%	10.94%	8.58%
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 33,882	$ 33,882	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Average Annual Return, Percent	27.14%	15.92%	12.98%
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Account Value	$ 23,360	$ 23,360	$ 23,360	$ 19,282	$ 17,756	$ 18,935	$ 13,877	$ 13,762	$ 13,677	$ 12,161	$ 10,899	$ 9,652	$ 10,000
Average Annual Return, Percent	21.15%	11.16%	8.85%